CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Loss before tax	€ (78,052,000)	€ (28,599,000)	€ (5,749,000)
Non-cash adjustments to reconcile loss before tax to net cash flows:
Depreciation and amortization	72,000	14,000	1,000
Share listing expense	60,600,000
Finance income	(11,000)	(9,000)
Finance expense	9,000	2,000	330,000
Fair value change - derivative earnout and warrants	976,000
Foreign exchange gains/(losses)	9,256,000	(1,443,000)	(24,000)
Share-based compensation	3,922,000	1,049,000
Changes in working capital:
Changes in prepayments and other receivables	(3,975,000)	(4,424,000)	(1,357,000)
Changes in trade and other payables	(2,063,000)	8,246,000	829,000
Changes in deferred revenue	17,500,000
Interest paid	(262,000)
Net cash provided by/(used in) operating activities	7,972,000	(25,164,000)	(5,970,000)
Investing activities
Purchase of equipment	(13,000)	(20,000)	(13,000)
Repayment of loan receivable	728,000
Net cash provided by/(used in) investing activities	715,000	(20,000)	(13,000)
Financing activities
Transaction costs on issue of shares	(2,534,000)
Proceeds from issuance of borrowings			11,320,000
Repayment	(65,000)	(10,000)
Net cash provided by financing activities	375,177,000	68,990,000	11,320,000
Net increase in cash	383,864,000	43,806,000	5,337,000
Foreign exchange differences	1,566,000	1,425,000	24,000
Cash at the beginning of the year	53,092,000	7,861,000	2,500,000
Cash at the end of the year	438,522,000	53,092,000	€ 7,861,000
Series A
Financing activities
Proceeds from issuing equity securities	79,680,000	€ 69,000,000
FLAC shareholders
Financing activities
Proceeds from issuing equity securities	69,753,000
P I P E Financing
Financing activities
Proceeds from issuing equity securities	€ 228,343,000